Financial Statement Schedule I Condensed Financial Information of Parent Company Statement of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash generated from operating activities	¥ (1,506,692)	$ (236,433)	¥ (522,988)	¥ (631,288)
CASH FLOWS FROM INVESTING ACTIVITIES
Net cash used in investing activities	(117,603)	(18,455)	(89,504)	(28,594)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from the IPO and from exercising the over-allotment option by the underwriters			2,051,695
Payment of the IPO issuance cost	(9,556)	(1,500)	(18,469)
Proceeds from exercise of share options	10,508	1,649	195
Repurchase and cancellation of vested options			(528)	(551)
Net cash generated from financing activities	952	149	2,797,421	84,449
Net (decrease) increase in cash and cash equivalents and restricted cash	(1,654,234)	(259,585)	2,146,430	(587,142)
Cash, cash equivalents and restricted cash at beginning of the year	2,835,132	444,894	688,702	1,275,844
Cash, cash equivalents and restricted cash at end of the year	1,180,898	185,309	2,835,132	688,702
Parent Company
Cash generated from operating activities	(3,979)	(624)	(4,214)	11,529
CASH FLOWS FROM INVESTING ACTIVITIES
Amounts due from subsidiaries				(60,137)
Investments in subsidiaries	(1,478,469)	(232,004)	(1,024,607)	(671,566)
Net cash used in investing activities	(1,478,469)	(232,004)	(1,024,607)	(731,703)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from the IPO and from exercising the over-allotment option by the underwriters			2,051,695
Payment of the IPO issuance cost	(5,603)	(879)	(18,469)
Proceeds from exercise of share options	10,508	1,649
Repurchase and cancellation of vested options			(528)	(551)
Proceeds from the issuance of Series F convertible redeemable preferred shares			849,528
Net cash generated from financing activities	4,905	770	2,882,226	(551)
Effect of exchange rate changes	(33,517)	(5,261)	(35,401)	(1,536)
Net (decrease) increase in cash and cash equivalents and restricted cash	(1,511,060)	(237,119)	1,818,004	(722,261)
Cash, cash equivalents and restricted cash at beginning of the year	2,108,582	330,883	290,578	1,012,839
Cash, cash equivalents and restricted cash at end of the year	¥ 597,522	$ 93,764	¥ 2,108,582	¥ 290,578